Document and Entity Information Document	Nov. 12, 2019
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	DUKE REALTY CORPORATION
Entity Tax Identification Number	35-1740409
Entity Incorporation, State or Country Code	IN
Entity File Number	1-9044
Document Period End Date	Nov. 12, 2019
Title of 12(g) Security	Common Stock, par value $0.01 per share
Entity Address, Address Line One	600 East 96th StreetSuite 100
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
City Area Code	(317)
Local Phone Number	808-6000
Entity Central Index Key	0000783280
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Duke Realty Limited Partnership [Member]
Entity Information [Line Items]
Entity Registrant Name	DUKE REALTY LIMITED PARTNERSHIP
Entity Tax Identification Number	35-1898425
Entity Incorporation, State or Country Code	IN
Entity File Number	0-20625